File No. 333-[  ]

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 17, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [   ]

JNL Series Trust

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way

Lansing, Michigan 48951

(Address of Principal Executive Offices)

(517) 381-5500

(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive

Chicago, Illinois 60606

(Mailing Address)

With copies to:

EMILY J. BENNETT, ESQ. JNL Series Trust 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on January 19, 2021, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class I Shares of beneficial interest in the series of the registrant designated as the JNL/Vanguard Growth ETF Allocation Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-87244 and 811-08894).

JNL SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Notice of Special Meeting

Contract Owner Voting Instructions

Part A – Combined Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 11, 2021

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of the following funds, each a series of JNL Series Trust (the “Trust”):

•	JNL/Mellon Index 5 Fund (the “Mellon Fund”), and

•	JNL/DFA Growth Allocation Fund (the “DFA Fund” and, together with the Mellon Fund, the “Acquired Funds”).

The Special Meeting of Shareholders of each of the Acquired Funds is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, on March 26, 2021, at 11:00 a.m., Eastern Time (the “Meeting”). At the Meeting, the shareholders of each of the Acquired Funds will be asked to approve a proposal with respect to that Fund. The proposals are described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization of each of the Acquired Funds into the JNL/Vanguard Growth ETF Allocation Fund (the “Vanguard Fund” or the “Acquiring Fund”), also a series of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”). The Acquired Funds and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”

Both of the Acquired Funds and the Acquiring Fund are managed by Jackson National Asset Management, LLC (“JNAM”), but only the Acquiring Fund is sub-advised by an investment sub-adviser. If the Reorganizations are approved and implemented, each person that invests indirectly in the Acquired Funds will automatically become an investor indirectly in the Acquiring Fund.

The Board considered that the Mellon Fund was launched to provide capital appreciation, and that while the Mellon Fund holds a static allocation of five underlying index funds, it has held an equal 20% weighting in large cap, mid cap, and small cap equities, resulting in a performance headwind. The Board noted that by contrast, the Vanguard Fund provides more diversified, dynamic and low cost market exposure by being able to utilize several underlying Vanguard ETFs with an overall acquired fund fee and expense ratio of 0.06%. The Board considered that the DFA Fund was launched to provide total return consisting of capital appreciation and current income, and noted that value-oriented investments like those pursued by the DFA Fund have faced headwinds over recent years, leading to underperformance. Thus, the Board considered the recommendation of JNAM to merge the Acquired Funds into the Acquiring Fund given JNAM’s belief that, despite the differences in the Funds’ investment objectives, principal investment strategies, and risk profiles, the Acquiring Fund’s investment strategy and relatively low underlying fund expenses should produce a positive investor experience for the Acquired Funds’ shareholders over the long term.

After considering JNAM’s recommendation, the Board concluded that: (i) the Reorganizations will benefit the shareholders of the Acquired Funds; (ii) the Reorganizations are in the best interests of the Acquired Funds; and (iii) the interests of the shareholders of the Acquired Funds will not be diluted as a result of the Reorganizations. No one factor was determinative, and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganizations to be adverse. The Board, after careful consideration, approved the Reorganizations.

Pending shareholder approval, effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Funds on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. If the Closing Date is postponed to allow for additional time to solicit shareholder votes, shareholders will remain shareholders of their respective Fund(s). No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganizations. The Reorganizations will not cause any fees or charges under your contract to be greater after the Reorganizations than before the Reorganizations, and the Reorganizations will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganizations, in addition to participating in the Reorganizations with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Funds need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to an Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). If you want to transfer all or a portion of your Contract value out of an Acquired Fund Division prior to the Reorganizations, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganizations, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 26, 2021.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

An owner of a variable annuity contract or certificate that participates in an Acquired Fund through the Divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) is entitled to instruct the applicable Insurance Company how to vote an Acquired Fund shares related to the ownership interest in those accounts as of the close of business on January 29, 2021. The attached Notice of Special Meeting of Shareholders and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

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You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer
JNL Series Trust

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JNL SERIES TRUST

JNL/Mellon Index 5 Fund

JNL/DFA Growth Allocation Fund

1 Corporate Way

Lansing, Michigan 48951

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 26, 2021

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the following funds, each a series of JNL Series Trust (the “Trust”), will be held on March 26, 2021 at 11:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”):

•	JNL/Mellon Index 5 Fund (the “Mellon Fund”), and

•	JNL/DFA Growth Allocation Fund (the “DFA Fund” and, together with the Mellon Fund, the “Acquired Funds”).

The Meeting will be held to act on the following proposals:

1.
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Mellon Fund into the JNL/Vanguard Growth ETF Allocation Fund (the “Vanguard Fund”), also a series of the Trust.

2.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the DFA Fund into the Vanguard Fund.

3.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Funds through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on January 29, 2021. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund(s) in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the Board,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer

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JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/MELLON INDEX 5 FUND

AND

JNL/DFA GROWTH ALLOCATION FUND

EACH A SERIES OF THE JNL SERIES TRUST

TO BE HELD ON MARCH 26, 2021

DATED: FEBRUARY 11, 2021

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of January 29, 2021 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Funds, each a series of JNL Series Trust (the “Trust”):

•	JNL/Mellon Index 5 Fund (the “Mellon Fund”), and

•	JNL/DFA Growth Allocation Fund (the “DFA Fund” and, together with the Mellon Fund, the “Acquired Funds”).

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Funds (the “Shares”) held by its Separate Accounts, as to how it should vote on each reorganization proposal (each a “Proposal” and collectively, the “Proposals”) to be considered at the Special Meeting of Shareholders of the Acquired Funds referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganizations involving the Acquired Funds and another series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 18, 2021.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contract Owners also may provide voting instructions by phone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposals.

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The number of Shares held in the investment division of a Separate Account corresponding to an Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of such Acquired Fund. At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposals. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposals, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposals. Please see “Additional Information about the Funds – Tax Status” below.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

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PROXY STATEMENT

for

JNL/Mellon Index 5 Fund, a series of JNL Series Trust

JNL/DFA Growth Allocation Fund, a series of JNL Series Trust

and

PROSPECTUS

for

JNL/Vanguard Growth ETF Allocation Fund, a series of JNL Series Trust

Dated

February 11, 2021

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

This Combined Proxy Statement and Prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to owners of variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 29, 2021, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one of more of the following Funds, each a series of JNL Series Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”):

•	JNL/Mellon Index 5 Fund (the “Mellon Fund”), and

•	JNL/DFA Growth Allocation Fund (the “DFA Fund” and, together with the Mellon Fund, the “Acquired Funds”).

The purpose of this Combined Proxy Statement/Prospectus is for the respective shareholders of each of the Acquired Funds to vote on a Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Acquired Funds into the JNL/Vanguard Growth ETF Allocation Fund (the “Vanguard Fund” or the “Acquiring Fund”), also a series of the Trust.

This Combined Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Funds as of January 29, 2021. Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Combined Proxy Statement/Prospectus in connection with the solicitation by the Board of proxies to be used at the Special Meeting of Shareholders of the Acquired Funds to be held at 1 Corporate Way, Lansing, Michigan 48951, on March 26, 2021, at 11:00 a.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS COMBINED PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposals described in this Combined Proxy Statement/Prospectus are as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the Reorganization of the Mellon Fund into the Vanguard Fund.	Shareholders of the Mellon Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the Reorganization of the DFA Fund into the Vanguard Fund.	Shareholders of the DFA Fund

The reorganization referred to in each of the above proposals is referred to herein as the “Reorganization” and collectively, as the “Reorganizations.”

This Combined Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposals that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge. This Combined Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 18, 2021. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 27, 2020, as supplemented, with respect to the Acquired Funds (File Nos. 033-87244 and 811-08894);

2.	The Annual Report to Shareholders of the Trust with respect to the Acquired Funds for the fiscal year ended December 31, 2019 (File Nos. 033-87244 and 811-08894);

3.	The Semi-Annual Report to Shareholders of the Trust with respect to the Acquired Funds for the period ended June 30, 2020 (File Nos. 033-87244 and 811-08894);

4.	The Statement of Additional Information dated February 11, 2021, relating to the Reorganizations (File No. 333-[ ]).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Funds and the Acquiring Fund in any of the documents incorporated into this Combined Proxy Statement/Prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about the Trust at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549-1520. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, at the prescribed rates, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

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SUMMARY

You should read this entire Combined Proxy Statement/Prospectus carefully. For additional information, you should consult the Plans of Reorganization, copies of which are attached hereto as Appendix A.

The Proposed Reorganizations

The proposed Reorganizations are as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the Reorganization of the Mellon Fund into the Vanguard Fund.	Shareholders of the Mellon Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the Reorganization of the DFA Fund into the Vanguard Fund.	Shareholders of the DFA Fund

This Combined Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Funds as of January 29, 2021, to approve the Plans of Reorganization, whereby each Acquired Fund will be reorganized into the Acquiring Fund. (Each Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

If either or both of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

Each Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

Each Plan of Reorganization provides for:

•	the transfer of all of the assets of an Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the respective Acquired Fund’s net assets;

•	the Acquiring Fund’s assumption of all the liabilities of an Acquired Fund;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

•	the complete termination of each Acquired Fund.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of each Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganizations.

The Reorganization is expected to be effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”). As a result of each Reorganization, a shareholder invested in shares of an Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of an Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account.

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The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor. It is expected that the Reorganizations will not be a taxable event for federal income tax purposes for Contract Owners. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for further information.

The Board unanimously approved the Plans of Reorganization with respect to the Funds involved therein. Accordingly, the Board is submitting each Plan of Reorganization for approval by the respective Acquired Fund’s shareholders. In considering whether to approve a proposal (“Proposal”), you should review the Proposal for the Acquired Fund(s) in which you were invested on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Combined Proxy Statement/Prospectus that relates to all of the Proposals and the Plans of Reorganization generally.

The Board recommends that you vote “FOR” each Proposal to approve the Plan of Reorganization related to the Acquired Fund in which you have an ownership interest.

PROPOSAL 1: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE MELLON FUND INTO THE VANGUARD FUND.

Proposal 1 requests the approval of Mellon Fund shareholders of the Plan of Reorganization pursuant to which the Mellon Fund will be reorganized into the Vanguard Fund.

In considering whether you should approve this Proposal, you should note that:

•	The Funds have different investment objectives. The investment objective of the Mellon Fund is capital appreciation, while Vanguard Fund seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	The Funds also have different principal investment strategies. While each Fund is structured as a fund-of-funds, the Mellon Fund is managed by the investment adviser (rather than a sub-adviser) and seeks to achieve its objective by investing in Class I shares of the following funds that track an index (the “Mellon Underlying Funds”): JNL/Mellon S&P 500 Index Fund, the JNL/Mellon S&P 400 MidCap Index Fund, the JNL/Mellon Small Cap Index Fund, the JNL/Mellon International Index Fund, and the JNL/Mellon Bond Index Fund. The Mellon Fund allocates 20% of its portfolio to each of the Mellon Underlying Funds. Some of the Mellon Underlying Funds will hold a significant amount of foreign securities and may utilize a number of derivatives in order to execute their investment strategy. The Vanguard Fund is managed by a sub-adviser and, under normal conditions, seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs that are generally designed to track an index. Under normal market conditions, the Vanguard Fund allocates approximately 70% to 90% (with a target allocation of 80%) of its assets to Underlying ETFs that invest primarily in equity securities, and 10% to 30% (with a target allocation of 20%) of its assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Underlying ETFs are affiliated with The Vanguard Group, Inc. The Vanguard Fund may invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits. The Vanguard Fund may lend securities to increase its income and may invest, directly or indirectly, in illiquid or thinly traded securities and may also invest in ETFs in excess of the Investment Company Act of 1940, as amended (the “1940 Act”) limits on investment in other investment companies as instructed by the investment adviser, whereas the Mellon Fund does not have this strategy. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include allocation risk, credit risk, equity securities risk,

2

fixed-income risk, foreign regulatory risk, foreign securities risk, interest rate risk, investment in other investment companies risk, market risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk. However, the Mellon Fund is also subject to index investing risk and passive investment risk, which are not principal risks of investing in the Vanguard Fund. In addition, the principal risks of investing in the Vanguard Fund include counterparty risk, currency risk, derivatives risk, emerging markets and less developed countries risk, exchange-traded funds investing risk, leverage risk, liquidity risk, securities lending risk, and settlement risk, which are not principal risks of investing in the Mellon Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Vanguard Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM is responsible for managing the assets of the Mellon Fund directly and has not appointed a sub-adviser for the Mellon Fund. JNAM has appointed Mellon Investments Corporation (“Mellon”) as the sub-adviser to manage the assets of the Vanguard Fund. It is anticipated that Mellon will continue to sub-advise the Vanguard Fund after the Reorganization. For a detailed description of JNAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Adviser” below.

•	The Mellon Fund and Vanguard Fund had net assets of approximately $1.12 billion and $502.76 million, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the combined Fund (the “Proposal 1 Combined Fund”) would have had net assets of approximately $1.62 billion.

In addition, as discussed in connection with Proposal 2, the DFA Fund had net assets of approximately $211.14 million as of June 30, 2020. Thus, if the Reorganizations of the Mellon Fund and the DFA Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $1.83 billion.

•	Class A Shareholders of the Mellon Fund will receive Class A shares of the Vanguard Fund, and Class I Shareholders of the Mellon Fund will receive Class I shares of the Vanguard Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.
•	Currently and following the Reorganization, the total annual fund operating expense ratio and management fee for the Vanguard Fund are, and are expected to be, higher than that of the Mellon Fund currently. The higher management fee after the Reorganization is a result of the Vanguard Fund being an actively managed fund, while the higher total annual fund operating expense ratio for Class A shares of the Vanguard Fund is a result of higher management fees and higher administrative fees for the Vanguard Fund, partially offset by lower acquired fund fees and expenses due to the Vanguard Fund being an actively managed fund. The total annual fund operating expense ratio for Class I shares of the Vanguard Fund will be lower after the Reorganization due to the existing contractual administrative fee waiver. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•	The maximum management fee for the Mellon Fund is equal to an annual rate of 0% of its average daily net assets, while the maximum management fee for the Vanguard Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fees of the Mellon Fund and the Vanguard Fund were 0% and 0.20%, respectively. JNAM does not receive a management fee for its advisory services for the Mellon Fund. In addition, the Mellon Fund pays a maximum administrative fee to JNAM at the rate of 0.05% of its average daily net assets, whereas the Vanguard Fund pays JNAM an administrative fee of 0.15% of its average daily net assets. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

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•	Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Vanguard Fund. It is currently anticipated that approximately 100% of the Mellon Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Vanguard Fund’s principal investment strategies. It is not expected that the Vanguard Fund will revise any of its investment policies following the Reorganization to reflect those of the Mellon Fund.

•	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

•	There are no transaction expenses, which typically include, but are not limited to trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (“Transaction Costs”), associated with the Reorganization. Please see “Additional Information about the Reorganizations” below for more information.

•	The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Mellon Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Acquiring Fund assuming the proposed Reorganizations described in Proposal 1 and Proposal 2 are both approved.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Mellon Fund		Acquiring Fund: Vanguard Fund		Pro Forma Vanguard Fund (assuming expected operating expenses if the Reorganization in Proposal 1 is approved)[4]
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.00%	0.00%	0.20%	0.20%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.06%	0.06%	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.27%	0.27%	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.63%	0.33%	0.71%	0.41%	0.70%	0.40%
Less Waiver/Reimbursement[3]	0.00%	0.00%	0.00%	0.12%	0.00%	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.63%	0.33%	0.71%	0.29%	0.70%	0.28%

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[1]	"Other Expenses" include an Administrative Fee which is payable to JNAM. "Other Expenses" for the Mellon Fund include an Administrative Fee of 0.05%. "Other Expenses" for the Vanguard Fund include an Administrative Fee of 0.15%.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.12% of the administrative fees of the Class I shares of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the current prospectus for the Vanguard Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver. The waiver is subject to yearly review and approval by the Board.
[4]	Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period; and
  The Class I administrative fee waiver for the Vanguard Fund is discontinued after one year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Mellon Fund (Acquired Fund)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Vanguard Fund (Acquiring Fund)
Class A	$73	$227	$395	$883
Class I	$30	$120	$218	$506
Pro Forma Vanguard Fund (assuming expected operating expenses if the Reorganization in Proposal 1 is approved)*
Class A	$72	$224	$390	$871
Class I	$29	$116	$212	$493
*	Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the Mellon Fund and the Vanguard Fund were 0% and 19%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the Mellon Fund and the Vanguard Fund were 13% and 12%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Adviser

Acquired Fund	Acquiring Fund
Mellon Fund	Vanguard Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser None	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation

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Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Mellon Fund with those of the Vanguard Fund. The Funds have different investment objectives and also have different investment strategies. The investment objective of the Mellon Fund is capital appreciation, while Vanguard Fund seeks long-term growth of capital through investment in Underlying ETFs. While each Fund is structured as a fund-of-funds, the Mellon Fund is managed by the investment adviser (rather than a sub-adviser) and seeks to achieve its objective by investing in Class I shares of the Mellon Underlying Funds. The Mellon Fund allocates 20% of its portfolio to each of the Mellon Underlying Funds. Some of the Mellon Underlying Funds will hold a significant amount of foreign securities and may utilize a number of derivatives in order to execute their investment strategy. The Vanguard Fund is managed by a sub-adviser and, under normal conditions, seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs that are generally designed to track an index. Under normal market conditions, the Vanguard Fund allocates approximately 70% to 90% (with a target allocation of 80%) of its assets to Underlying ETFs that invest primarily in equity securities, and 10% to 30% (with a target allocation of 20%) of its assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Vanguard Fund may invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits. The Vanguard Fund may lend securities to increase its income and may invest, directly or indirectly, in illiquid or thinly traded securities and may also invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the investment adviser, whereas the Mellon Fund does not have this strategy.

The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.

If either or both of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do, and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund
Mellon Fund	Vanguard Fund
Investment Objective The investment objective of the Fund is capital appreciation.	Investment Objective The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):

•       20% in the JNL/Mellon S&P 500 Index Fund;

•       20% in the JNL/Mellon S&P 400 MidCap Index Fund;

•       20% in the JNL/Mellon Small Cap Index Fund;

•       20% in the JNL/Mellon International Index Fund; and

•       20% in the JNL/Mellon Bond Index Fund.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc. Please refer to the statutory prospectus for a list of available Underlying ETFs.

Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and

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Acquired Fund	Acquiring Fund
Mellon Fund	Vanguard Fund

10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources.

Mellon Investments Corporation ("Mellon"), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy. Some of the Underlying Funds, particularly the JNL/Mellon International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets.

No corresponding strategy.	The Sub-Adviser may invest in ETFs in excess of the Investment Company Act of 1940, as amended (the “1940 Act”) limits on investment in other investment companies as instructed by the Adviser.

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Acquired Fund	Acquiring Fund
Mellon Fund	Vanguard Fund

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, directly or indirectly through ETFs, in bank loans.

The Fund may lend securities to increase its income.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include allocation risk, credit risk, equity securities risk, fixed-income risk, foreign regulatory risk, foreign securities risk, interest rate risk, investment in other investment companies risk, market risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk. However, the Mellon Fund is also subject to index investing risk and passive investment risk, which are not principal risks of investing in the Vanguard Fund. In addition, the principal risks of investing in the Vanguard Fund include counterparty risk, currency risk, derivatives risk, emerging markets and less developed countries risk, exchange-traded funds investing risk, leverage risk, liquidity risk, securities lending risk, and settlement risk, which are not principal risks of investing in the Mellon Fund. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. The Mellon Fund will incur the risks associated with each Mellon Underlying Fund in which it is invested, and the Vanguard Fund will incur the risks associated with each Underlying ETF in which it is invested. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund
Risks	Mellon Fund	Vanguard Fund
Allocation risk	X	X
Counterparty risk		X
Credit risk	X	X
Currency risk		X
Derivatives risk		X
Emerging markets and less developed countries risk		X
Equity securities risk	X	X
Exchange-traded funds investing risk		X
Fixed-income risk	X	X
Foreign regulatory risk	X	X
Foreign securities risk	X	X
Index investing risk	X
Interest rate risk	X	X

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	Acquired Fund	Acquiring Fund
Risks	Mellon Fund	Vanguard Fund
Investment in other investment companies risk	X	X
Leverage risk		X
Liquidity risk		X
Market risk	X	X
Mid-capitalization and small-capitalization investing risk	X	X
Passive investment risk	X
Securities lending risk		X
Settlement risk		X
Underlying funds risk	X	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Mellon Fund with those of the Vanguard Fund.

Acquired Fund	Acquiring Fund
Mellon Fund	Vanguard Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.

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Acquired Fund	Acquiring Fund
Mellon Fund	Vanguard Fund
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of such Fund. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Mellon Fund was combined with the JNL/Mellon Capital 10 x 10 Fund (the "10 x 10 Fund") with the Mellon Fund as the surviving Fund. The performance shown is the Mellon Fund's historic performance and does not reflect the performance of the 10 x 10 Fund.

Effective June 24, 2019, for consistency with each Fund's principal investment strategies, each Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as its primary benchmark.

Consistent with the Fund's principal investment strategies, the Mellon Fund uses the 20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as its secondary benchmark.

Consistent with the Fund's principal investment strategies, the Vanguard Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as its secondary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

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Mellon Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 9/30/2010): 10.68%; Worst Quarter (ended 9/30/2011): -14.58%

Class I

Best Quarter (ended 3/31/2019): 10.27%; Worst Quarter (ended 12/31/2018): -12.48%

Vanguard Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 3/31/2019): 11.28%; Worst Quarter (ended 12/31/2018): -10.80%

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Class I

Best Quarter (ended 3/31/2019): 11.32%; Worst Quarter (ended 12/31/2018): -10.66%

Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	5 year	10 year
Mellon Fund (Class A)	21.37%	7.31%	9.13%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	7.96%	9.07%
20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	22.33%	8.03%	10.00%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	7.77%	9.17%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.20%	9.03%	12.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.78%	9.56%	13.35%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Class (September 25, 2017)
Mellon Fund (Class I)	21.71%	7.86%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	22.33%	8.19%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.20%	8.82%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.78%	8.68%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	4.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

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Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Fund (September 25, 2017)
Vanguard Fund (Class A)	22.88%	7.85%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Class (September 25, 2017)
Vanguard Fund (Class I)	23.35%	8.33%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Vanguard Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the Mellon Fund and the Vanguard Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Vanguard Fund will be received by shareholders of Mellon Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Vanguard Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Mellon Fund (Acquired Fund) – Class A	$1,121,249,847	15.13	74,111,471
Vanguard Fund (Acquiring Fund) – Class A	$479,308,693	11.22	42,736,102
Adjustments	$0 (a)	0	25,821,671 (b)
Pro forma Vanguard Fund – Class A (assuming only the Reorganization in Proposal 1 is approved) (c)	$1,600,558,540	11.22	142,669,244
Mellon Fund (Acquired Fund) – Class I	$1,651,144	15.27	108,143
Vanguard Fund (Acquiring Fund) – Class I	$23,448,476	11.35	2,065,726
Adjustments	$0 (a)	0	37,332 (b)
Pro forma Vanguard Fund – Class I (assuming only the Reorganization in Proposal 1 is approved) (c)	$25,099,620	11.35	2,211,201

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(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 100% of the Acquired Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization.
(b)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the capitalization of the Vanguard Fund on a pro forma combined basis assuming that the Reorganizations described in Proposal 1 and Proposal 2 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Mellon Fund by the Vanguard Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the Mellon Fund would have received 99,933,141 and 145,475 Class A and Class I shares, respectively, of the Vanguard Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Mellon Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Mellon Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

PROPOSAL 2: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE DFA FUND INTO THE VANGUARD FUND.

Proposal 2 requests the approval of DFA Fund shareholders of the Plan of Reorganization pursuant to which the DFA Fund will be reorganized into the Vanguard Fund.

In considering whether you should approve this Proposal, you should note that:

•	The Funds have different investment objectives. The DFA Fund seeks total return consisting of capital appreciation and current income, while the Vanguard Fund seeks long-term growth of capital through investment in Underlying ETFs. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	The Funds also have different principal investment strategies. While each Fund is structured as a fund-of-funds, the DFA Fund is managed by the investment adviser (rather than a sub-adviser) and seeks to achieve its objective by investing in a diversified group of other funds (“DFA Underlying Funds”) which are a part of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (collectively, “DFA Fund Groups”). The DFA Fund may also invest in Class I shares of the JNL/DFA International Core Equity Fund. Under normal market circumstances, the DFA Fund allocates approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity DFA Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income DFA Underlying Funds. The DFA Fund and each DFA Underlying Fund may use derivatives, such as futures contracts, and certain DFA Underlying Funds may use foreign currency contracts and credit default swaps for hedging and non-hedging purposes. The DFA Underlying Funds may lend their portfolio securities to generate additional income. Additionally, the DFA Underlying Funds may hold a significant amount of junk bonds in order to execute their investment strategy, whereas the Vanguard Fund’s Underlying ETFs do not have this strategy. The Vanguard Fund is managed by a sub-adviser and, under normal conditions, seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs that are generally designed to track an index. Under normal market conditions, the Vanguard Fund allocates approximately 70% to 90% (with a target allocation of 80%) of its assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Vanguard Fund may invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits. The Vanguard Fund may lend securities to increase its income and may invest, directly or indirectly, in illiquid or thinly traded securities and may also invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the investment adviser. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

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•	The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include allocation risk, credit risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign regulatory risk, interest rate risk, investment in other investment companies risk, market risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk. However, the DFA Fund is also subject to, high-yield bonds, lower-rated bonds, and unrated securities risk, investment style risk, and profitability investment risk, which are not principal risks of investing in the Vanguard Fund. In addition, the principal risks of investing in the Vanguard Fund include counterparty risk, currency risk, derivatives risk, exchange-traded funds investing risk, foreign securities risk, leverage risk, liquidity risk, securities lending risk, and settlement risk, which are not principal risks of investing in the DFA Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	JNAM serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Vanguard Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM is responsible for managing the assets of the DFA Fund directly and has not appointed a sub-adviser for the DFA Fund. JNAM has appointed Mellon as the sub-adviser to manage the assets of the Vanguard Fund. It is anticipated that Mellon will continue to sub-advise the Vanguard Fund after the Reorganization. For a detailed description of JNAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Adviser” below.

•	The DFA Fund and Vanguard Fund had net assets of approximately $211.14 million and $502.76 million, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the combined Fund (the “Proposal 2 Combined Fund”) would have had net assets of approximately $713.90 million.

In addition, as discussed in connection with Proposal 1, the Mellon Fund had net assets of approximately $1.12 billion as of June 30, 2020. Thus, if the Reorganizations of the Mellon Fund and the DFA Fund had been in effect on that date, the Combined Fund would have had net assets of approximately $1.83 billion.

•	Class A Shareholders of the DFA Fund will receive Class A shares of the Vanguard Fund, and Class I Shareholders of the DFA Fund will receive Class I shares of the Vanguard Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.
•	Currently and following the Reorganization, the management fee for the Vanguard Fund is, and is expected to be, equal to that of the DFA Fund currently and the total annual fund operating expense ratio for the Vanguard Fund is, and is expected to be, lower than that of the DFA Fund currently. The lower total annual fund operating expense ratio after the Reorganization is a result of the Vanguard Fund having lower acquired fund fees and expenses and a greater Class I administrative fee waiver, which is partially offset by management fee waivers for the DFA Fund. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•	The maximum management fee for each of the DFA Fund and the Vanguard Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fee for each Fund was 0.20%. In addition, both the DFA Fund and the Vanguard Fund each pay an administrative fee to JNAM at the maximum rate of 0.15% of its average daily net assets. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•	Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Vanguard Fund. It is currently anticipated that approximately 100% of the DFA Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds

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will be invested in accordance with the Vanguard Fund’s principal investment strategies. It is not expected that the Vanguard Fund will revise any of its investment policies following the Reorganization to reflect those of the DFA Fund.

•	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

•	There are no Transaction Costs associated with the Reorganization. Please see “Additional Information about the Reorganizations” below for more information.

•	The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the DFA Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganizations. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Acquiring Fund assuming the proposed Reorganizations described in Proposal 1 and Proposal 2 are both approved.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: DFA Fund		Acquiring Fund: Vanguard Fund		Pro Forma Vanguard Fund (assuming expected operating expenses if the Reorganization in Proposal 2 is approved)[6]
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.29%	0.29%	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses[5]	0.94%	0.64%	0.71%	0.41%	0.71%	0.41%
Less Waiver/Reimbursement[3,4]	0.12%	0.17%	0.00%	0.12%	0.00	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[5]	0.82%	0.47%	0.71%	0.29%	0.71%	0.29%
[1]	“Other Expenses” include an Administrative Fee of 0.15% for both Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.05% of the management fees of the DFA Fund. The fee waiver will continue for at least one year from the date of the current prospectus for the DFA Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver.

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This fee waiver is subject to yearly review and approval by the Board. JNAM has also contractually agreed to waive a varying portion of the management fees of the DFA Fund to prevent any increase in total expenses in the DFA Fund due to its investment in the JNL/DFA International Core Equity Fund. This fee waiver arrangement will continue for at least one year from the date of the current prospectus of the DFA Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[4]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the DFA Fund and 0.12% of the administrative fees of the Class I shares of the Vanguard Fund. Each fee waiver will continue for at least one year from the date of the current prospectus for each Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver. Each fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information for the DFA Fund has been restated to reflect current fees.
[6]	Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period;
  The contractual expense limitation agreement for the DFA Fund is not renewed; and
  The Class I administrative fee waiver is discontinued after one year.

 Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
DFA Fund (Acquired Fund)
Class A	$84	$288	$508	$1,144
Class I	$48	$188	$340	$782
Vanguard Fund (Acquiring Fund)
Class A	$73	$227	$395	$883
Class I	$30	$120	$218	$506
Pro Forma Vanguard Fund (assuming expected operating expenses if the Reorganization in Proposal 2 is approved)*
Class A	$73	$227	$395	$883
Class I	$30	$120	$218	$506
*	Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the DFA Fund and the Vanguard Fund were 10% and 19%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the DFA Fund and the Vanguard Fund were 45% and 12%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the DFA Fund with that of the Vanguard Fund.

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Acquired Fund	Acquiring Fund
DFA Fund	Vanguard Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser None	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the DFA Fund with those of the Vanguard Fund. The Funds have different investment objectives and also have different investment strategies. The DFA Fund seeks total return consisting of capital appreciation and current income, while the Vanguard Fund seeks long-term growth of capital through investment in Underlying ETFs. While each Fund is structured as a fund-of-funds, the DFA Fund is managed by the investment adviser (rather than a sub-adviser) and seeks to achieve its objective by investing in a diversified group of DFA Underlying Funds which are a part of DFA Fund Groups. The DFA Fund may also invest in Class I shares of the JNL/DFA International Core Equity Fund. Under normal market circumstances, the DFA Fund allocates approximately 60% to 100% (with a target allocation of approximately 80%) of its assets to domestic and international equity DFA Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income DFA Underlying Funds. The DFA Fund and each DFA Underlying Fund may use derivatives, such as futures contracts, and certain DFA Underlying Funds may use foreign currency contracts and credit default swaps for hedging and non-hedging purposes. The DFA Underlying Funds may lend their portfolio securities to generate additional income. Additionally, the DFA Underlying Funds may hold a significant amount of junk bonds in order to execute their investment strategy. The Vanguard Fund is managed by a sub-adviser and, under normal conditions, seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs that are generally designed to track an index. Under normal market conditions, the Vanguard Fund allocates approximately 70% to 90% (with a target allocation of 80%) of its assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of its assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Vanguard Fund may invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits. The Vanguard Fund may lend securities to increase its income and may invest, directly or indirectly, in illiquid or thinly traded securities and may also invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the investment adviser.

The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.

If either or both of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund
DFA Fund	Vanguard Fund
Investment Objective The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.	Investment Objective The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Principal Investment Strategies The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds	Principal Investment Strategies Under normal market conditions, the Fund seeks to achieve its investment objective primarily through

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Acquired Fund	Acquiring Fund
DFA Fund	Vanguard Fund

(“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (collectively, “DFA Fund Groups”). Not all Funds of DFA Fund Groups are available as Underlying Funds. The Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund. Please refer to the statutory prospectus for a list of available Underlying Funds.

investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc. Please refer to the statutory prospectus for a list of available Underlying ETFs.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources.

Mellon Investments Corporation ("Mellon"), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

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Acquired Fund	Acquiring Fund
DFA Fund	Vanguard Fund
In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed-income markets through investment in the Underlying Funds, the Fund further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this prospectus, the Fund invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies, and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed-income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.	There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets.

The Fund and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund or Underlying Fund. Certain fixed-income Underlying Funds use foreign currency contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed-income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed-income Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Underlying Funds may lend their portfolio securities to generate additional income.

Some of the Underlying Funds, particularly those classified as fixed income, may hold a significant amount of junk bonds in order to execute their investment strategy.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may lend securities to increase its income.

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Acquired Fund	Acquiring Fund
DFA Fund	Vanguard Fund
The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.	No corresponding strategy.
No corresponding strategy.

The Sub-Adviser may invest in ETFs in excess of the Investment Company Act of 1940, as amended (the “1940 Act”) limits on investment in other investment companies as instructed by the Adviser.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, directly or indirectly through ETFs, in bank loans.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include allocation risk, credit risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign regulatory risk, interest rate risk, investment in other investment companies risk, market risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk. However, the DFA Fund is also subject to high-yield bonds, lower-rated bonds, and unrated securities risk, investment style risk, and profitability investment risk, which are not principal risks of investing in the Vanguard Fund. In addition, the principal risks of investing in the Vanguard Fund include counterparty risk, currency risk, derivatives risk, exchange-traded funds investing risk, foreign securities risk, leverage risk, liquidity risk, securities lending risk, and settlement risk, which are not principal risks of investing in the DFA Fund. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. The DFA Fund will incur the risks associated with each DFA Underlying Fund in which it is invested, and the Vanguard Fund will incur the risks associated with each Underlying ETF in which it is invested. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund
Risks	DFA Fund	Vanguard Fund
Allocation risk	X	X
Counterparty risk		X
Credit risk	X	X
Currency risk		X
Derivatives risk		X
Emerging markets and less developed countries risk	X	X
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	Acquired Fund	Acquiring Fund
Risks	DFA Fund	Vanguard Fund
Equity securities risk	X	X
Exchange-traded funds investing risk		X
Fixed-income risk	X	X
Foreign regulatory risk	X	X
Foreign securities risk		X
High-yield bonds, lower-rated bonds, and unrated securities risk	X
Interest rate risk	X	X
Investment in other investment companies risk	X	X
Investment style risk	X
Leverage risk		X
Liquidity risk		X
Market risk	X	X
Mid-capitalization and small-capitalization investing risk	X	X
Profitability investment risk	X
Securities lending risk		X
Settlement risk		X
Underlying funds risk	X	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the DFA Fund with those of the Vanguard Fund.

Acquired Fund	Acquiring Fund
DFA Fund	Vanguard Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.

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Acquired Fund	Acquiring Fund
DFA Fund	Vanguard Fund
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of such Fund, and for the Vanguard Fund, a composite index which has investment characteristics similar to those of the Vanguard Fund. For the DFA Fund, performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown, and if such arrangements had not been in place, performance for those periods would have been lower. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with each Fund's principal investment strategies, each Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as its primary benchmark.

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Consistent with each Fund's principal investment strategies, each Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as its secondary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

DFA Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 3/31/2019): 10.29%; Worst Quarter (ended 12/31/2018): -11.54%

Class I

Best Quarter (ended 3/31/2019): 10.26%; Worst Quarter (ended 12/31/2018): -11.43%

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Vanguard Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 3/31/2019): 11.28%; Worst Quarter (ended 12/31/2018): -10.80%

Class I

Best Quarter (ended 3/31/2019): 11.32%; Worst Quarter (ended 12/31/2018): -10.66%

Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Fund (April 24, 2017)
DFA Fund (Class A)	21.46%	7.61%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	10.09%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	9.95%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	9.70%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	11.35%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.83%

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Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Class (September 25, 2017)
DFA Fund (Class I)	21.85%	6.25%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Fund (September 25, 2017)
Vanguard Fund (Class A)	22.88%	7.85%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Class (September 25, 2017)
Vanguard Fund (Class I)	23.35%	8.33%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Vanguard Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the DFA Fund and the Vanguard Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Vanguard Fund will be received by shareholders of DFA Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Vanguard Fund that will actually be received.

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	Net Assets	Net Asset Value Per Share	Shares Outstanding
DFA Fund (Acquired Fund) – Class A	$205,659,610	10.58	19,437,757
Vanguard Fund (Acquiring Fund) – Class A	$479,308,693	11.22	42,736,102
Adjustments	$0 (a)	0	(1,108,023) (b)
Pro forma Vanguard Fund – Class A (assuming only the Reorganization in Proposal 2 is approved) (c)	$684,968,303	11.22	61,065,836
DFA Fund (Acquired Fund) – Class I	$5,475,507	10.64	514,433
Vanguard Fund (Acquiring Fund) – Class I	$23,448,476	11.35	2,065,726
Adjustments	$0 (a)	0	(32,009) (b)
Pro forma Vanguard Fund – Class I (assuming only the Reorganization in Proposal 2 is approved) (c)	$28,923,983	11.35	2,548,150
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 100% of the Acquired Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization.
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the capitalization of the Vanguard Fund on a pro forma combined basis assuming that the Reorganizations described in Proposal 1 and Proposal 2 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the DFA Fund by the Vanguard Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the DFA Fund would have received 18,329,733 and 482,424 Class A and Class I shares, respectively, of the Vanguard Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the DFA Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the DFA Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*           *           *           *           *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Plans of Reorganization

The terms of the Plans of Reorganization are summarized below. For additional information, you should consult the Plans of Reorganization, copies of which are attached as Appendix A.

If shareholders of an Acquired Fund approve the Plan of Reorganization with respect to that Acquired Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the Acquiring Fund. That Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of each Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of an Acquired Fund may be different than the number of shares of that Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization). The consummation of one Reorganization is not contingent on the consummation of the other Reorganization.

It is anticipated that the Reorganizations will be consummated as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plans of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the

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Acquired Funds will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The Class A shareholders of each Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of each Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plans of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share proportionally (according to the net asset value of their shares of the Acquiring Fund) in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for the Acquiring Fund. Each series of the Trust has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of each Acquired Fund and the Acquiring Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a Rule 12b-1 fee.

Board Considerations

At a meeting of the Board held on December 1-3, 2020 (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganizations of the Acquired Funds, each a series of the Trust, into the Acquiring Fund, also a series of the Trust (the “Reorganizations”). Before approving the Reorganizations, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present.

The Board considered that the Mellon Fund was launched to provide capital appreciation, and that while the Mellon Fund holds a static allocation of five underlying index funds, it has held an equal 20% weighting in large cap, mid cap, and small cap equities, resulting in a performance headwind. The Board noted that by contrast, the Vanguard Fund provides more diversified, dynamic and low cost market exposure by being able to utilize several underlying Vanguard ETFs with an overall acquired fund fee and expense ratio of 0.06%. The Board considered that the DFA Fund was launched to provide total return consisting of capital appreciation and current income, and noted that value-oriented investments like those pursued by the DFA Fund have faced headwinds over recent years leading to underperformance. The Board considered that the Reorganizations are part of an overall rationalization of the Trust’s offerings and are designed to eliminate inefficiencies arising from offering overlapping funds that serve as investment options for the Contracts issued by the Insurance Companies and certain non-qualified plans. The Board also considered that the Reorganizations also seek to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the DFA Fund. The Board noted that the objective of the Reorganizations is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered the recommendation of JNAM to merge the Acquired Funds into the Acquiring Fund given JNAM’s belief that, despite the differences in the Funds’ investment objectives, principal investment strategies, and risk profiles, the Acquiring Fund’s investment strategy and relatively low underlying fund expenses should produce a positive investor experience for the Acquired Funds’ shareholders over the long term.

The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

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•         Investment Objectives and Investment Strategies. The Board considered that the Reorganizations will permit the Contract Owners and others with beneficial interest in the Acquired Funds to continue to invest in a professionally managed fund with similar investment goals, noting that the Mellon Fund’s investment goal is capital appreciation, the DFA Fund’s investment goal is to seek total return consisting of capital appreciation and current income, and the Vanguard Fund’s investment goal is to seek long-term growth of capital through investment in Underlying ETFs. The Board also considered management’s statement that notwithstanding the higher total expense ratio and smaller asset base of the Class A shares of the Acquiring Fund relative to the Mellon Fund, JNAM believes that Acquired Fund shareholders will benefit from the active management of the Acquiring Fund, which has resulted in stronger performance and lower risk relative to the Mellon Fund and DFA Fund since the Acquiring Fund’s inception. As described below, the Board also considered how the Acquired Funds’ shareholders will benefit from the Reorganizations. For a full description of the investment objectives and investment strategies of the Acquired Funds and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

•	Operating Expenses. The Board considered that if approved by the Acquired Funds’ shareholders, the Reorganizations are expected to result in a Combined Fund with a higher management fee and total annual fund operating expense ratio for Class A shares and lower total annual fund operating expense ratio for the Class I shares than those of the Mellon Fund currently, and a lower management fee and total annual operating expense ratio than those of the DFA Fund currently. With respect to the Mellon Fund, the Board noted that the Acquiring Fund’s higher management and administrative fee after the Reorganization and higher total annual fund operating expense ratio for the Class A shares is a result of the Acquiring Fund being an actively managed fund. The Board further noted that the Acquiring Fund’s total annual fund operating expense ratio and management fee are expected to be lower as a result of the Reorganizations. See “Comparative Fee and Expense Tables.”

•        Larger Asset Base. The Board considered that the Reorganizations may benefit Contract Owners and others with beneficial interests in the Acquired Funds by allowing them to invest in the Combined Fund that has a larger asset base than that of each Acquired Fund currently. The Board noted that as of September 30, 2020, the Mellon Fund had assets of $1.13 billion and the DFA Fund had assets of $228.83 million, as compared to assets of $555.88 million for the Acquiring Fund. The Board considered management’s assertion that the Mellon Fund’s shareholders would be better served by merging the Mellon Fund into the Acquiring Fund and that reorganizing the Mellon Fund into the Acquiring Fund may be the best way to offer Contract Owners and other investors the ability to achieve economies of scale. The Board discussed whether it is in the best interests of the Mellon Fund shareholders for the Mellon Fund to be merged into a fund with less assets and considered whether the Acquiring Fund’s Sub-Adviser will be equipped to properly manage a combined fund with more assets than the Acquiring Fund. The Board also noted JNAM’s statement that the Combined Fund may also realize greater economies of scale and that it will offer the potential benefit of increased investment opportunities and more diversified portfolios of securities.

•	Performance. The Board considered that the Acquiring Fund has outperformed the Acquired Funds for the three-month, one-year, and three-year periods ended September 30, 2020. The Board noted that the Acquiring Fund outperformed the Acquired Funds for the 2019 and 2018 calendar years. The Board also noted that during the 2019 calendar year, on a gross-of-fees basis, the Vanguard Fund returned 23.63% while the Mellon Fund and DFA Fund returned 21.80% and 22.14%, respectively.

•	Investment Adviser and Other Service Providers. The Board considered that the Funds currently have the same investment adviser and administrator, JNAM, and many of the same service providers, with the exception of sub-adviser and custodians. Specifically, the Board considered that the Acquired Funds do not have a sub-adviser, whereas the Acquiring Fund is sub-advised by Mellon. The Board also noted that the custodian for the Mellon Fund and the Acquiring Fund is JPMorgan Chase Bank, N.A., and the custodian for the DFA Fund is State Street Bank & Trust Company. The Board also considered that the transfer agent for the Acquiring Fund, JNAM, and the distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Funds and will remain the same immediately after the Reorganizations.

•	Federal Income Tax Consequences. The Board considered that the Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners.

•	Costs of Reorganizations. The Board considered that the costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public

29

accounting firm will be borne by JNAM whether or not the Reorganizations are consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganizations. The Board considered that it is currently anticipated that approximately 100% of each Acquired Fund’s holdings will be liquidated in advance of the Reorganizations and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. Thus, the Board considered that there will be no Transaction Costs associated with the Reorganizations.

In summary, in determining whether to recommend approval of the Reorganizations, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganizations would result in dilution of the Acquired Funds’ and Acquiring Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Funds’ and Acquiring Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganizations; and (8) the costs of the Reorganizations. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganizations to be adverse.

The Board, including the Independent Trustees, determined that the Reorganizations would be in the best interests of the Acquired Funds and Acquiring Fund and that the interests of the Acquired Funds’ and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganizations. The Board voted unanimously to approve the Reorganizations and recommended its approval by Contract Owners and others with beneficial interests in the Acquired Funds.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganizations

As a condition to the consummation of each Reorganization, each Fund will have received one or more opinions of Ropes & Gray LLP, dated on or before the effective date of the Reorganization, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, the Reorganization will not be a taxable event for Contract Owners whose contract values are determined by investment in shares of the Acquired Funds. The opinion will be based on certain factual certifications made by officers of the Funds, the Adviser and the Insurance Companies offering the Contracts, and will also be based on reasonable assumptions.

None of the Trust, the Acquired Funds, or the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

Contingency Plan

If either or both of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust, the Adviser for the Funds, and the sub-adviser for the Acquiring Fund.

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The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board. Each Fund is a series of the Trust.

The Adviser

JNAM, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended (“Investment Advisers Act”). JNAM is a wholly owned subsidiary of Jackson National, a U.S. based financial services company. Jackson National is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Prudential plc is also the ultimate parent of PPM America, Inc.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that sub-adviser’s performance. JNAM is solely responsible for payment of any fees to the sub-adviser.

JNAM plays an active role in advising and monitoring each Fund and sub-adviser, if any. For those Funds JNAM directly manages, JNAM, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, JNAM recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a sub-adviser, JNAM monitors each sub-adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the sub-adviser’s overall business, including the sub-adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each sub-adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and sub-adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the Board.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon its assignment. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays JNAM a separate fee in respect of each Fund as described in each Fund’s Prospectus.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for the Funds, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to JNAM for the fiscal year ended December 31, 2019. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

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In addition to the fees disclosed below, each Acquired Fund will indirectly bear its pro rata share of the fees of certain Underlying Funds.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the DFA Fund. The fee waiver will continue for at least one year from the date of the DFA Fund’s prospectus, unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board, and there is no assurance that JNAM will continue to waive fees and reimburse expenses. The DFA Fund has agreed to reimburse JNAM in an amount equal to the full amount of fees that would have been payable by the DFA Fund to JNAM, or were reimbursed by JNAM in excess of its adviser fee. Such reimbursement by the DFA Fund shall be made monthly, but only if the operating expenses of the DFA Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the DFA Fund) equal to or less than the DFA Fund’s investment income for the period.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
Mellon Fund	All Assets	0%	N/A
DFA Fund [1]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.200% 0.175% 0.165% 0.155%	0.20%
Vanguard Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.200% 0.175% 0.165% 0.155%	0.20%
[1]	JNAM has contractually agreed to waive 0.05% of the management fees of the DFA Fund. The fee waiver will continue for at least one year from the date of the current prospectus for the DFA Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board. Effective June 24, 2019, JNAM has contractually agreed to waive a varying portion of the management fees of the DFA Fund to prevent any increase in total expenses in the Fund.

A discussion of the basis for the Board’s approval of the Investment Advisory and Management Agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020.

JNAM selects, contracts with, and compensates the Acquiring Fund’s sub-adviser to manage the investment and reinvestment of the assets of the Acquiring Fund. JNAM monitors the compliance of the Acquiring Fund’s sub-adviser with the investment objectives and related policies of the Acquiring Fund, reviews the performance of the Acquiring Fund’s sub-adviser, and reports periodically on such performance to the Board. Under the terms of the sub-advisory agreement, the sub-adviser is responsible for supervising and managing the investment and reinvestment of the assets of the Acquiring Fund and for directing the purchase and sale of the Acquiring Fund’s investment securities, subject to the oversight and supervision of JNAM and the Board.  The Acquiring Fund’s sub-adviser formulates a continuous investment program for the Acquiring Fund consistent with its investment strategies, objectives and policies outlined in its Prospectus.  The Acquiring Fund’s sub-adviser implements such program by purchases and sales of securities and regularly reports to JNAM and the Board with respect to the implementation of such program. As compensation for its sub-advisory services, the Acquiring Fund’s sub-adviser receives a fee from JNAM, computed separately for the Acquiring Fund, stated as an annual percentage of Acquiring Fund’s net assets. JNAM currently is obligated to pay the sub-adviser out of the advisory fee it receives from the Acquiring Fund.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Board, but without the approval of shareholders.  However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change. The Order allows the Funds to operate more efficiently and with greater flexibility.   JNAM provides oversight and evaluation services to the Funds,

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including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

JNAM does not expect to recommend frequent changes of sub-advisers. Although JNAM will monitor the performance of the sub-advisers, there is no certainty that the sub-advisers or the Funds will obtain favorable results at any given time.

As compensation for its services for the Acquiring Fund, Mellon, the sub-adviser to the Acquiring Fund, receives a sub-advisory fee that is payable by JNAM. The following table shows the amount of sub-advisory fees that JNAM paid the sub-adviser (out of JNAM’s advisory fees) for the services provided by the sub-adviser for the fiscal year ended December 31, 2019:

Fund	Aggregate Fees Paid to Sub-Advisers
	Dollar Amount	As a Percentage of Average Daily Net Assets as of December 31, 2019
Mellon Fund [1]	N/A	N/A
DFA Fund [1]	N/A	N/A
Vanguard Fund	$103,522	0.03%
[1]	The Mellon Fund and the DFA Fund do not have a sub-adviser.

A discussion of the basis for the Board’s approval of the sub-advisory agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Mellon Fund	$0 to $3 billion Assets over $3 billion	0.05% 0.045%
DFA Fund	$0 to $3 billion Assets over $3 billion	0.15%[1] 0.13%[1]
Vanguard Fund	$0 to $3 billion Assets over $3 billion	0.15% [2] 0.13% [2]
[1]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the DFA Fund. The fee waiver will continue for at least one year from the date of the current prospectus for the DFA Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver. The fee waiver is subject to yearly review and approval by the Board.
[2]	JNAM has contractually agreed to waive 0.12% of the administrative fees of the Class I shares of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the current prospectus for the Vanguard Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver. The waiver is subject to yearly review and approval by the Board.

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

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Portfolio Management

The allocations for each Fund are made by JNAM. William Harding, Sean Hynes, and Mark Pliska are the individuals responsible for application of each Acquired Fund’s strategy, setting the allocations made to the Mellon Fund, and executing trades and allocation of capital to the various strategies for the DFA Fund. The following table describes the Funds’ Adviser, portfolio managers, and each portfolio manager’s business experience.

Mellon Fund (Acquired Fund) DFA Fund (Acquired Fund) Vanguard Fund (Acquiring Fund)*
Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Jackson National Asset Management, LLC 225 West Wacker Drive, Chicago, Illinois 60606 Portfolio Managers William Harding, CFA Sean Hynes, CFA, CAIA Mark Pliska, CFA

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

*	Additional portfolio managers for the Vanguard Fund are listed in the “Additional Information about the Funds – The Sub-Adviser” below.

The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

The Sub-Adviser

There is no sub-adviser for the Acquired Funds.

The sub-adviser to the Acquiring Fund is Mellon. Mellon is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation. In its capacity as sub-adviser to the Acquiring Fund, Mellon monitors the investment allocations of the Acquiring Fund and executes allocation

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instructions for the Acquiring Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Acquiring Fund and directs the purchase and sale of the Acquiring Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Acquiring Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Acquiring Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio are Thomas Durante, Marlene Walker Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll.

The following table describes the Acquiring Fund’s sub-adviser, portfolio managers, and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquiring Fund is available in the Trust’s Statement of Additional Information.

Vanguard Fund (Acquiring Fund)
Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience

Mellon Investments Corporation

BNY Mellon Center

One Boston Place

Boston, Massachusetts 02108

Portfolio Managers

Thomas Durante, CFA

Marlene Walker Smith

David France, CFA

Todd Frysinger, CFA

Vlasta Sheremeta, CFA

Michael Stoll

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith, is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

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Vanguard Fund (Acquiring Fund)
Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Michael Stoll, is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067, a wholly owned subsidiary of Jackson National, is the principal underwriter of the Funds of the Trust. JNLD is a wholly owned subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan. Under the Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  To the extent consistent with the Plan and applicable law, the Distributor may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers and/or their respective affiliates:

•	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which those sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.

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•	The Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity or life insurance contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in Trust Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to non-qualified retirement plans, and to other regulated investment companies. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

The price of each Fund’s shares is based on its NAV. The NAV of each Fund’s shares is generally determined by JNAM once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of each Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act.  The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service.

The Acquired Funds are comprised of Underlying Funds and the Acquiring Fund is comprised of Underlying ETFs. As such, each Fund’s NAVs is calculated based on the combined NAVs of the applicable Underlying Funds or Underlying ETFs in which they invest.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.”  The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

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The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”). Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize JNAM, subject to oversight by the Board, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV. JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV calculation, which reasonably can be expected to affect the value of such security. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are separately credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, unqualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”   The Funds are not intended to serve as vehicles for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into

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a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The “fair value” pricing policy applies to the Underlying Funds in which the Funds invest. The “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The “fair value” pricing policy is described under “Investment in Trust Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

•	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Dividends and Other Distributions

The DFA Fund generally distributes most or all of its net investment income and net realized capital gains, if any, no less frequently than annually. The Mellon Fund and Acquiring Fund, which currently intend to qualify and be eligible for treatment as partnerships, generally do not expect to make distributions of their net investment income and net realized capital gains.

The fact that the Acquiring Fund is, and intends to continue to be, treated as a partnership for U.S. federal income tax purposes provides a number of potential benefits to shareholders of the DFA Fund, which is currently treated as a

39

regulated investment company for U.S. federal income tax purposes, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Funds will fail to qualify for treatment as a regulated investment company under various tests imposed by the Internal Revenue Code, and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson National receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson National is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson National’s separate accounts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ ultimate shareholders (the variable annuity contract owners) and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson National are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson National receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

For each Fund, distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

The Mellon Fund intends to be treated as a partnership for U.S. federal income tax purposes and does not expect to make regular distributions (other than in redemption of Mellon Fund Shares) to shareholders. The interests in the Mellon Fund are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National.

The Mellon Fund is treated as a partnership separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions, if any, of the Mellon Fund are considered separately for purposes of determining the tax classification of the Mellon Fund.

Because the shareholders of the Mellon Fund are Separate Accounts of variable insurance contracts, certain other partnerships, the owners of which are Separate Accounts, and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Mellon Fund. Distributions from Mellon Fund, if any, are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Mellon Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement requires the Mellon Fund to be operated in compliance with these diversification requirements. The Adviser may depart from the investment strategy of the Mellon Fund only to the extent necessary to meet these diversification requirements.

The DFA Fund intends to qualify and be eligible for treatment as a “regulated investment company” (also known as a “RIC”) under Subchapter M of the Code. As a regulated investment company, the DFA Fund intends to distribute all its net investment income and net capital gains to shareholders no less frequently than annually and, therefore, does not expect to be required to pay any federal income or excise taxes. The interests in the DFA Fund are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National.

The DFA Fund is treated as a corporation separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions of the Acquired RIC Fund are considered separately for purposes of determining whether or not the DFA Fund qualifies for treatment as a regulated investment company under Subchapter M of the Code.

Because the shareholders of the DFA Fund are Separate Accounts of variable insurance contracts, certain partnerships, the owners of which are Separate Accounts, and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the DFA Fund, provided certain requirements are met. Distributions from the DFA Fund are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

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The DFA Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement requires the DFA Fund to be operated in compliance with these diversification requirements. The Adviser may depart from the investment strategy of the DFA Fund only to the extent necessary to meet these diversification requirements.

The Acquiring Fund intends to continue to be treated as a partnership for U.S. federal income tax purposes and does not expect to make regular distributions (other than in redemption of Acquiring Fund Shares) to shareholders. The interests in the Acquiring Fund are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National.

The Acquiring Fund is treated as a partnership separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions, if any, of the Acquiring Fund are considered separately for purposes of determining the tax classification of the Acquiring Fund.

Because the shareholders of the Acquiring Fund are Separate Accounts of variable insurance contracts, certain other partnerships, the owners of which are Separate Accounts, and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Acquiring Fund. Distributions from the Acquiring Fund, if any, are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Acquiring Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement and sub-advisory agreement require the Acquiring Fund to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of the Acquiring Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Funds and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report. The information for the period ended June 30, 2020 has not been audited. The unaudited interim financial statements as of June 30, 2020 reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the interim period presented. Each Fund’s financial statements are included in the Trust’s Annual Report and Semi-Annual Report, which are available upon request.

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JNL Series Trust – Acquired Funds

Financial Highlights

For a Share Outstanding

The information for the period ended June 30, 2020 has not been audited.

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/Mellon Index 5 Fund (Acquired Fund)(i)
Class A
06/30/20		16.36	(0.03)		(1.20)	(1.23)	—	—	15.13	(7.52)	1,121,250	0		0.35	0.35	(0.35)
12/31/19		13.48	0.19		2.69	2.88	—	—	16.36	21.37	1,371,241	13		0.36	0.36	1.25
12/31/18		14.62	0.22		(1.36)	(1.14)	—	—	13.48	(7.80)	857,993	9		0.35	0.35	1.52
12/31/17		12.68	0.20		1.74	1.94	—	—	14.62	15.30	1,025,322	109	(j)	0.14	0.14	1.47
12/31/16		11.33	0.04		1.31	1.35	—	—	12.68	11.92	846,638	6		0.05	0.05	0.31
12/31/15		12.16	0.17		(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5		0.05	0.05	1.35

Class I
06/30/20		16.48	(0.00)	(h)	(1.21)	(1.21)	—	—	15.27	(7.34)	1,651	0		0.05	0.05	(0.05)
12/31/19		13.54	0.21		2.73	2.94	—	—	16.48	21.71	1,170	13		0.06	0.06	1.35
12/31/18		14.63	0.74		(1.83)	(1.09)	—	—	13.54	(7.45)	883	9		0.05	0.05	5.15
12/31/17	‡‡	13.88	0.00		0.75	0.75	—	—	14.63	5.40	1	109	(j)	—	—	0.00

JNL/DFA Growth Allocation Fund (Acquired Fund) (g)
Class A
06/30/20		11.53	0.04		(0.99)	(0.95)	—	—	10.58	(8.24)	205,659	10		0.54	0.65	0.74
12/31/19		9.72	0.15		1.93	2.08	(0.15)	(0.12)	11.53	21.46	212,639	45		0.56	0.65	1.42
12/31/18		10.88	0.20		(1.36)	(1.16)	—	—	9.72	(10.65)	156,272	11		0.60	0.65	1.91
12/31/17	*	10.00	0.20		1.03	1.23	(0.34)	(0.01)	10.88	12.23	80,204	3		0.60	0.65	2.72

Class I
06/30/20		11.58	0.06		(1.00)	(0.94)	—	—	10.64	(8.12)	5,476	10		0.19	0.35	1.13
12/31/19		9.75	0.21		1.91	2.12	(0.17)	(0.12)	11.58	21.85	4,916	45		0.21	0.35	1.88
12/31/18		10.88	0.31		(1.44)	(1.13)	—	—	9.75	(10.37)	2,738	11		0.25	0.35	2.93
12/31/17	*‡‡	10.69	0.09		0.45	0.54	(0.34)	(0.01)	10.88	5.07	77	3		0.25	0.35	3.18

*	Commencement of operations for the DFA Fund was April 24, 2017.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Ratios of net investment income and expenses to average net assets do not include the impact of each Underlying Funds' expenses.
(b)	Annualized for periods less than one year.
(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales.
(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(h)	Amount represents less than $0.005.
(i)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(j)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund for the Mellon Fund was 5%.

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JNL Series Trust – Acquiring Fund

Financial Highlights

For a Share Outstanding

The information for the period ended June 30, 2020 has not been audited.

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)

JNL/Vanguard Growth ETF Allocation Fund (Acquiring Fund)
Class A
06/30/20		11.87	0.06	(0.71)	(0.65)	—	—	11.22	(5.48)	479,309	19	0.63	0.65	1.17
12/31/19		9.66	0.24	1.97	2.21	—	—	11.87	22.88	415,157	12	0.61	0.65	2.20
12/31/18		10.49	0.23	(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61	0.65	2.20
12/31/17	*	10.00	0.11	0.38	0.49	—	—	10.49	4.90	41,222	5	0.61	0.65	3.88

Class I
06/30/20		11.99	0.09	(0.73)	(0.64)	—	—	11.35	(5.34)	23,448	19	0.21	0.35	1.61
12/31/19		9.72	0.30	1.97	2.27	—	—	11.99	23.35	21,052	12	0.19	0.35	2.70
12/31/18		10.51	0.30	(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19	0.35	2.83
12/31/17	*	10.00	0.13	0.38	0.51	—	—	10.51	5.10	802	5	0.19	0.35	4.76

*	Commencement of operations for the Vanguard Fund was September 25, 2017.
(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(c)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(d)	Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(e)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(f)	Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

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VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Fund into the Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 11:00 a.m., Eastern Time, on March 26, 2021, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plans of Reorganization, which provides for the reorganization of each Acquired Fund into the Acquiring Fund, and any other business that may properly come before the Meeting. Only shareholders of the relevant Acquired Fund are entitled to vote with respect to the proposed Reorganization of that Fund, and approval or disapproval as to each Reorganization contemplated by the respective Plan of Reorganization will be solicited separately for each Acquired Fund, as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Mellon Fund into the Vanguard Fund.	Shareholders of the Oppenheimer Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the DFA Fund into the Vanguard Fund.	Shareholders of the Invesco Fund

Copies of the Plans of Reorganization are attached hereto as Appendix A of this Combined Proxy Statement/Prospectus.

The Board fixed the close of business on January 29, 2021, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of the Trust, dated September 6, 2019 (the “By-Laws”), provide that except as otherwise provided by law, the Amended and Restated Declaration of Trust dated June 1, 1994 and amended and restated on September 25, 2017 (the “Declaration of Trust”), or the By-Laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business. The presence of the Insurance Companies, through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve a Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of

44

the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of a Proposal depends upon whether a sufficient number of votes are cast for that Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against that Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust. Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National, or directly to the Insurance Companies. In addition, shares of the Trust are sold to certain funds of the Trust organized as funds-of-funds. Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract. Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session. The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in an Acquired Fund. Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the applicable Proposal. Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company. The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners. As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date. The Insurance Companies have fixed the close of business on March 24, 2021 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Funds. The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, telephone or personal contact by officers or employees of the Trust, JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust’s administrator, has retained the services of Donnelley Financial LLC (“DFS”), 35 West Wacker Drive, Chicago, Illinois 60601. Under the agreement between JNAM and DFS, DFS’s subcontractor, Mediant Communications (“Mediant”), 400 Regency Parkway, Suite 200, Cary, North Carolina 27519, will provide proxy distribution, solicitation, and tabulation services (the “Services”). The anticipated cost of the Services to be provided by Mediant in connection with this proxy solicitation is approximately $33,448 and will be borne by JNAM whether or not each Reorganization is consummated.

The costs of printing and mailing of the Notice, this Combined Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM whether or not each Reorganization is consummated. The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting. If the Trust receives an insufficient number of votes to approve either or both of the Proposals, the Meeting may be adjourned to permit the solicitation of additional votes. The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including

45

failure of a Proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Acquired Funds in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganizations as instructed by their Contract Owners. [As of January 29, 2021, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Funds.]

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust organized as funds-of-funds, and certain non-qualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as funding vehicles for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of the Trust. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Funds as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Outstanding Shares
Mellon Fund (Class A)	[To be Provided]
Mellon Fund (Class I)	[To be Provided]
DFA Fund (Class A)	[To be Provided]
DFA Fund (Class I)	[To be Provided]

As of the Record Date, [January 29, 2021], the following person(s) owned 5% or more of the shares of the Acquired Funds either beneficially or of record:

Mellon Fund – Class A Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 1 Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

Mellon Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 1 Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

46

DFA Fund – Class A Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 2 Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

DFA Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 2 Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

*           *           *           *           *

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APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Mellon Index 5 Fund

JNL/Vanguard Growth ETF Allocation Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/MELLON INDEX 5 FUND (the “Acquired Fund”) and its JNL/VANGUARD GROWTH ETF ALLOCATION FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.
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  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.
  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

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PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/DFA Growth Allocation Fund

JNL/Vanguard Growth ETF Allocation Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/DFA GROWTH ALLOCATION FUND (the “Acquired Fund”) and its JNL/VANGUARD GROWTH ETF ALLOCATION FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.
  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued
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       in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-4

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/Mellon Index 5 Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):

•	20% in the JNL/Mellon S&P 500 Index Fund*;
•	20% in the JNL/Mellon S&P 400 MidCap Index Fund*;
•	20% in the JNL/Mellon Small Cap Index Fund*;
•	20% in the JNL/Mellon International Index Fund*; and
•	20% in the JNL/Mellon Bond Index Fund*.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy. Some of the Underlying Funds, particularly the JNL/Mellon International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.

* The Funds are referred to as the “Underlying Funds” and are also further described in the current prospectus for each of the Underlying Funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Index investing risk
•	Passive investment risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Foreign securities risk
•	Investment in other investment companies risk
•	Foreign regulatory risk

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Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquired Fund

JNL/DFA Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the DFA Fund Groups. The Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund. Not all Funds of DFA Fund Groups are available as Underlying Funds.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Underlying Funds available for investment as of the date of this Prospectus include:

Domestic Equity	International Equity
U.S. Core Equity 1 Portfolio	International Core Equity Portfolio
U.S. Large Company Portfolio	International Large Cap Growth Portfolio
U.S. Targeted Value Portfolio	DFA International Value Portfolio

B-2

U.S. Micro Cap Portfolio	Large Cap International Portfolio
Enhanced U.S. Large Company Portfolio	International Small Cap Growth Portfolio
U.S. Large Cap Equity Portfolio	DFA International Small Cap Value Portfolio
U.S. Large Cap Growth Portfolio	Japanese Small Company Portfolio
U.S. Large Cap Value Portfolio	United Kingdom Small Company Portfolio
U.S. Small Cap Growth Portfolio	Continental Small Company Portfolio
U.S. Small Cap Portfolio	Asia Pacific Small Company Portfolio
U.S. Small Cap Value Portfolio	World ex U.S. Core Equity Portfolio
Emerging Markets Core Equity Portfolio
Fixed Income	Emerging Markets Portfolio
DFA One-Year Fixed Income Portfolio	Emerging Markets Small Cap Portfolio
DFA Inflation Protected Securities Portfolio	Emerging Markets Value Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio	Commodity and Real Estate
DFA Investment Grade Portfolio	DFA Commodity Strategy Portfolio
DFA Short-Term Extended Quality Portfolio	DFA International Real Estate Securities Portfolio
DFA Short-Term Government Portfolio	DFA Real Estate Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio

JNL Series Trust
JNL/DFA International Core Equity Fund

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed-income markets through investment in the Underlying Funds, the Fund further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this prospectus, the Fund invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed-income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.

The Fund and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund or Underlying Fund. Certain fixed-income Underlying Funds use foreign currency contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed-income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed-income Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Underlying Funds may lend their portfolio securities to generate additional income.

Some of the Underlying Funds, particularly those classified as fixed income, may hold a significant amount of junk bonds in order to execute their investment strategy.

B-3

In addition to other short-term investments, the Fund and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment in other investment companies risk
•	Investment style risk
•	Foreign regulatory risk
•	Profitability investment risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Call risk
•	Commodity risk
•	Currency risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	License termination risk
•	Liquidity risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

B-4

•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for DFA Fund Groups for the particular information and the risks related to the Underlying Funds.

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund

JNL/Vanguard Growth ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc.

The Underlying ETFs available as of the date of this Prospectus include:

VANGUARD ADMIRAL FUNDS

Vanguard S&P 500 Value Index Fund

Vanguard S&P 500 Growth Index Fund

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

VANGUARD BOND INDEX FUNDS

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Total Bond Market Index Fund

VANGUARD CHARLOTTE FUNDS

Vanguard Total International Bond Index Fund

VANGUARD INDEX FUNDS

Vanguard Extended Market Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

VANGUARD SCOTTSDALE FUNDS

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Short-Term Treasury Index Fund

Vanguard Intermediate-Term Treasury Index Fund

Vanguard Long-Term Treasury Index Fund

Vanguard Mortgage-Backed Securities Index Fund

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

Vanguard Russell 3000 Index Fund

VANGUARD STAR FUNDS

Vanguard Total International Stock Index Fund

VANGUARD TAX-MANAGED FUNDS

Vanguard Developed Markets Index Fund

VANGUARD WELLINGTON FUND

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

B-5

Vanguard Small-Cap Value Index Fund

Vanguard Total Stock Market Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard 500 Index Fund

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Total World Stock Index Fund

Vanguard Global ex-U.S. Real Estate Index Fund

VANGUARD MALVERN FUNDS

Vanguard Short-Term Inflation -Protected Securities Index Fund

VANGUARD MUNICIPAL BOND FUNDS

Vanguard Tax-Exempt Bond Index Fund

VANGUARD SPECIALIZED FUNDS

Vanguard Dividend Appreciation Index Fund

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

VANGUARD WHITEHALL FUNDS

Vanguard High Dividend Yield Index Fund

Vanguard Emerging Markets Government Bond Index Fund

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

VANGUARD WORLD FUNDS

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Extended Duration Treasury Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Vanguard Utilities Index Fund

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or “Adviser”) in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	80%	70%	90%
Fixed income*	20%	10%	30%
*May include cash equivalents

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

B-6

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, directly or indirectly through ETFs, in bank loans.

The Fund may lend securities to increase its income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Investment in other investment companies risk
•	Foreign regulatory risk
•	Counterparty risk
•	Currency risk
•	Derivatives risk
•	Leverage risk
•	Liquidity risk
•	Securities lending risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

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•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and investment manager’s ability to select an appropriate mix of asset classes. The Fund is subject to the risk of changes in market, investment, and economic conditions, as well as the selection and percentages of allocations.

Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and commodity-exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. The effect of future regulations affecting commodity-related industries cannot be predicted. Because of a Fund’s exposure to the commodities market, the value of the Fund may decline and fluctuate in a rapid and unpredictable manner.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events

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to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general

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economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased

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regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as certain swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

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Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. During periods of market volatility, there may be delays in the pricing of ETFs, and ETF exchange-traded prices may also be subject to volatility, which could cause the Fund to lose money.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default. The Fund may be subject to a greater risk of rising interest rates in periods of historically low rates.

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Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. As a result, an investment in junk bonds is considered speculative. An unanticipated default would result in a reduction in income and a decline in the market value of the related securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

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Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Market fluctuations can cause the performance of an index to be significantly influenced by a small number of companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance of an index may be lower than the performance of funds that actively invest in stocks that comprise the index. Should a Fund engage in index sampling, the performance of the securities selected may not match the performance of the relevant index for a number of reasons, including, but not limited to: the Fund’s expenses, which the index does not bear; changes in securities markets; changes in the composition of the index; the size of the portfolio; the timing of purchases and redemptions of the Fund’s shares; and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Code. Certain regulatory limitations, such as Fund diversification requirements or foreign regulatory ownership requirements, may limit the ability of a Fund to completely replicate an index.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

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Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund. To minimize these risks, the Fund attempts to segregate on its books (cover) liquid assets sufficient to cover the value of such transactions; however, such coverage techniques may not always be successful and the Funds could lose money.

License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of

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security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Securities of such issuers may lack sufficient market liquidity to conduct transactions at an advantageous time, or without a substantial drop in price. Generally, the smaller the company size, the greater these risks become.

Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends. Additionally, an index relies on various third-party sources of information to assess the criteria of issuers included in an index, including information that may be based on assumptions and estimates. Errors in index data, index computations, or the construction of an index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its performance. The Fund, an index provider, and the Adviser do not offer assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an index.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination. Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares. The Fund could hold real estate directly if a company defaults on its debt securities. Direct ownership in real estate presents additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be “qualifying income” under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified, which will subject the Fund to more risk than would be associated with an investment in a diversified fund. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Certain REITs provide for a specified term of existence in their trust documents.

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Such REITs run the risk of liquidating at an economically disadvantageous time. The Fund will bear a proportional share of the REITs’ expenses.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

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STATEMENT OF ADDITIONAL INFORMATION

February 11, 2021

JNL SERIES TRUST

JNL/Mellon Index 5 Fund

JNL/DFA Growth Allocation Fund

(each a series of JNL Series Trust)

(each, an “Acquired Fund” and together, the “Acquired Funds”)

AND

JNL/Vanguard Growth ETF Allocation Fund

(a series of JNL Series Trust)

(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/Mellon Index 5 Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Funds in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Funds’ liabilities (the “Reorganizations”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Funds and to other shareholders of the Acquired Funds as of January 29, 2021.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)       The Acquired Funds’ and the Acquiring Fund’s Statement of Additional Information dated April 27, 2020, as supplemented (File Nos. 033-87244 and 811-08894);

(2)        The Annual Report to Shareholders of the Acquired Funds and Acquiring Fund for the fiscal year ended December 31, 2019 (File Nos. 033-87244 and 811-08894); and

(3)        The Semi-Annual Report to Shareholders of the Acquired Funds and Acquiring Fund for the period ended June 30, 2020 (File Nos. 033-87244 and 811-08894).

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated February 11, 2021, relating to the Reorganizations (the “Combined Proxy Statement/Prospectus”) may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com. This SAI should be read in conjunction with the Combined Proxy Statement/Prospectus.

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PRO FORMA FINANCIAL INFORMATION

JNL/Mellon Index 5 Fund and JNL/DFA Growth Allocation Fund merging into JNL/Vanguard Growth ETF Allocation Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of JNL/Mellon Index 5 Fund (“Mellon Fund”), JNL/DFA Growth Allocation Fund (“DFA Fund” and together with the Mellon Fund, then “Acquired Funds”)) and JNL/Vanguard Growth ETF Allocation Fund (“Vanguard Fund”) dated December 31, 2019 and June 30, 2020, respectively. All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended June 30, 2020, is intended to present supplemental data as if the proposed reorganizations (the “Reorganizations”) of the Acquired Funds into the Vanguard Fund (the “Acquiring Fund”) (collectively, the “Funds”) had occurred as of July 1, 2019. The Reorganizations are intended to combine the Acquired Funds with a similar fund currently advised and administered by Jackson National Asset Management, LLC (“JNAM”). The Funds are advised by JNAM. JNAM is also the administrator, transfer agent, and fund accounting agent for the Funds. The Funds’ distributor is an affiliate of JNAM. Subject to shareholder approval, the Reorganizations are expected to be effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board of Trustees (the “Board”) of JNL Series Trust (the “Trust”) in accordance with the Plans of Reorganization (the “Closing Date”).

The Reorganizations provide for the acquisition of all the assets and all the liabilities of the Acquired Funds by the Acquiring Fund, in exchange for shares of the Acquiring Fund at net asset value. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganizations, shareholders of the Acquired Funds would become shareholders of the Acquiring Fund.

The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganizations are consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.  It is currently anticipated that approximately 100% of each Acquired Fund’s holdings will be liquidated in advance of the Reorganizations and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. There are no transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganizations.

The Funds currently have the same adviser, administrator, distributor, transfer agent, and fund accounting agent, but only the Acquiring Fund is sub-advised by an investment sub-adviser. The sub-adviser for the Acquiring Fund is Mellon Investments Corporation. The Funds also have different custodians. The custodian for the Mellon Fund and the Acquiring Fund is JPMorgan Chase Bank, N.A., and the custodian for the DFA Fund is State Street Bank & Trust Company. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same or substantially similar terms with respect to each Fund. As noted above, certain of these agreements are between the Funds and JNAM or JNAM’s affiliates (“Related Parties”), and fees paid to the Related Parties include the payment of management fees, administrative fees, sub-advisory fees, and 12b-1 fees.

As of June 30, 2020, the net assets of the Mellon Fund and the Acquiring Fund (together, the “Proposal 1 Combined Fund”) were $1.12-- billion and $502.76 million, respectively. The net assets of the pro forma Proposal 1 Combined Fund as of June 30, 2020 would have been $1.62 billion had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

As of June 30, 2020, the net assets of the DFA Fund and the Acquiring Fund (together, the “Proposal 2 Combined Fund”) were $--211.14 million and $502.76 million, respectively. The net assets of the pro forma Proposal 2 Combined Fund as of June 30, 2020 would have been $713.90 million had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset

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values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

On a pro forma basis for the twelve months ended June 30, 2020, it is projected that the Proposal 1 Combined Fund and Proposal 2 Combined Fund (together, the “Combined Fund”) will incur $2,536,804 more management expenses (0.14% as a percentage of Combined Fund average net assets) in the fiscal year after the Reorganizations based on current fees as of June 30, 2020, and $1,255,676 more administrative expenses (0.07% as a percentage of Combined Fund average net assets) in the fiscal year after the Reorganizations based on current fees as of June 30, 2020. Both Acquired Funds and the Acquiring Fund each pay an administrative fee to JNAM. The Mellon Fund pays an administrative fee to JNAM at the rate of 0.05% of its average daily net assets, while the DFA Fund and the Vanguard Fund each pay an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. The Acquiring Fund will pay the same fee after the Reorganization. The administrative expenses, which are paid by JNAM, include routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  No significant accounting policies will change as a result of the Reorganizations, specifically, policies regarding valuation.

Under the Trust’s valuation policy and procedures, the Board has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. JNAM has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, JNAM adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the

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Funds’ valuation policies require a different approach. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including JNAM’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, JNAM may utilize pricing services or other sources, including each Fund’s sub-adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires JNAM to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Reorganizations are not expected to be taxable events for federal income tax purposes for Contract Owners.

As of December 31, 2019, the DFA Fund had $1,043,933 in capital loss carryforwards. The Mellon Fund and the Acquiring Fund are organized as partnerships and, as such, had no net capital loss carryforwards as of December 31, 2019. If the Reorganization is consummated, the Combined Fund would seek to be treated as a partnership for U.S. federal income tax purposes, if such qualification is in the best interests of shareholders. Partnerships generally are not subject to federal income tax. In addition, the DFA Fund, which intends to qualify for treatment as a regulated investment company through the Closing Date of the Reorganization, will make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

The fact that the Acquiring Fund is, and intends to continue to be, treated as a partnership for U.S. federal income tax purposes provides a number of potential benefits to shareholders of the DFA Fund, which is currently treated as a regulated investment company for U.S. federal income tax purposes, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the

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affected Funds will fail to qualify for treatment as a regulated investment company under various tests imposed by the Internal Revenue Code, and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson National receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson National is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson National’s separate accounts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ ultimate shareholders (the variable annuity contract owners) and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson National are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson National receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

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APPENDIX D

The information that follows assumes that the Reorganizations described in Proposal 1 and Proposal 2 are approved.

COMPARATIVE FEE AND EXPENSE TABLES

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganizations. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses - Proposal 1 and Proposal 2

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Mellon Fund		Acquired Fund: DFA Fund		Acquiring Fund: Vanguard Fund		Pro Forma Vanguard Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.00%	0.00%	0.20%	0.20%	0.20%	0.20%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.06%	0.06%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.27%	0.27%	0.29%	0.29%	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses[5]	0.63%	0.33%	0.94%	0.64%	0.71%	0.41%	0.70%	0.40%
Less Waiver/Reimbursement[3,4]	0.00%	0.00%	0.12%	0.17%	0.00%	0.12%	0.00%	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[5]	0.63%	0.33%	0.82%	0.47%	0.71%	0.29%	0.70%	0.28%
[1]	"Other Expenses" include an Administrative Fee which is payable to JNAM. "Other Expenses" for the Mellon Fund include an Administrative Fee of 0.05%. "Other Expenses" for both the DFA Fund and the Vanguard Fund include an Administrative Fee of 0.15%.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.05% of the management fees of the DFA Fund. The fee waiver will continue for at least one year from the date of the current prospectus for the DFA Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board. JNAM has also contractually agreed to waive a varying portion of the management fees of the DFA Fund to prevent any increase in total expenses in the DFA Fund due to its investment in the JNL/DFA International Core Equity Fund. This fee waiver arrangement will continue for at least one year from the date of the current prospectus of the DFA Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[4]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the DFA Fund and 0.12% of the administrative fees of the Class I shares of the Vanguard Fund. Each fee waiver will continue for at least one year from the date of the current prospectus for each Fund, and continue thereafter unless the Board approves a change in or elimination of the waiver. Each fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information for the DFA Fund has been restated to reflect current fees.

D-1

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganizations are approved and the proposals to be voted upon by shareholders of the Acquiring Fund are approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019; and
  You redeem your investment at the end of each time period.
  The contractual expense limitation agreement for the DFA Fund is not renewed, and
  The Class I administrative fee waiver for both the DFA Fund and the Vanguard Fund is discontinued after one year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Mellon Fund (Acquired Fund)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
DFA Fund (Acquired Fund)
Class A	$84	$288	$508	$1,144
Class I	$48	$188	$340	$782
Vanguard Fund (Acquiring Fund)
Class A	$73	$227	$395	$883
Class I	$30	$120	$218	$506
Pro Forma Vanguard Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)
Class A	$72	$224	$390	$871
Class I	$29	$116	$212	$493

D-2

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Vanguard Fund on a pro forma combined basis as of June 30, 2020, after giving effect to the proposed Reorganizations. The actual net assets of each Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many Class A shares of the Vanguard Fund will be received by shareholders of the Acquired Funds on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Vanguard Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Mellon Fund (Acquired Fund) – Class A	$1,121,249,847	15.13	74,111,471
DFA Fund (Acquired Fund) – Class A	$205,659,610	10.58	19,437,757
Vanguard Fund (Acquiring Fund) – Class A	$479,308,693	11.22	42,736,102
Adjustments	$0 (a)	0	24,713,647 (b)
Pro forma Vanguard Fund – Class A (assuming both Proposal 1 and Proposal 2 are approved)	$1,806,218,150	11.22	160,998,977
Mellon Fund (Acquired Fund) – Class I	$1,651,144	15.27	108,143
DFA Fund (Acquired Fund) – Class I	$5,475,507	10.64	514,433
Vanguard Fund (Acquiring Fund) – Class I	$23,448,476	11.35	2,065,726
Adjustments (assuming both Proposal 1 and Proposal 2 are approved)	$0 (a)	-	5,323 (b)
Pro forma Vanguard Fund – Class I (assuming both Proposal 1 and Proposal 2 are approved)	$30,575,127	11.35	2,693,625
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 100% of each Acquired Fund’s holdings will be liquidated in advance of the Reorganizations and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. There are no transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganizations.
(b)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Acquiring Fund to reflect the exchange of shares of each Acquired Fund.

The Reorganizations provide for the acquisition of all the assets and all the liabilities of each Acquired Fund by the Vanguard Fund. If the Reorganizations had taken place on June 30, 2020, shareholders of the Mellon Fund would have received 99,933,141 and 145,475 Class A and Class I shares, respectively, of the Vanguard Fund and shareholders of the DFA Fund would have received 18,329,733 and 482,424 Class A and Class I shares, respectively, of the Vanguard Fund.

D-3

JNL SERIES TRUST

PART C
OTHER INFORMATION

Item 15. Indemnification.

Amended and Restated Declaration of Trust:  Article IV of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits

(1)		Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 25, 2017.[24]

(2)		Amended and Restated By-Laws of Registrant, dated September 6, 2019.[28]

(3)		Not Applicable.

(4)		Plan of Reorganization, filed as Appendix A to the Proxy Statement and Prospectus set forth in Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws (See Exhibits (1) and (2) above).

(6) (a)		Jackson National Asset Management, LLC (“JNAM”)

	(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[14]

	(ii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[14]

	(iii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013. [15]

	(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

	(v)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

	(vi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[17]

	(vii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[18]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[18]

	(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[19]

	(x)	Amendment, effective September 19, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[20]

	(xi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[22]

	(xii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[23]

	(xiii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[23]

	(xiv)	Amendment, effective January 1, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[24]

	(xv)	Amendment, effective April 30, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[24]

	(xvi)	Amendment, effective August 13, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[25]

	(xvii)	Amendment, effective April 29, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[27]

	(xviii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[28]

	(xix)	Amendment, effective September 6, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[28]

	(xx)	Amendment, effective October 14, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[28]

	(xxi)	Amendment, effective April 27, 2020, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[29]

(b)		Mellon Investments Corporation (originally, Mellon Capital Management Corporation) (“Mellon”)

	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[12]

	(ii)	Amendment, effective January 1, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[12]

	(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[12]

	(iv)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[13]

	(v)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[14]

	(vi)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[14]

	(vii)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[15]

	(viii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[15]

	(ix)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[16]

	(x)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[16]

	(xi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[17]

	(xii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[18]

	(xiii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[18]

	(xiv)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[21]

	(xv)	Amendment, effective September 19, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[20]

	(xvi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[22]

	(xvii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[23]

	(xviii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[23]

	(xix)	Amendment, effective January 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[24]

	(xx)	Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[25]

	(xxi)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[26]

	(xxii)	Amendment, effective January 2, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[27]

	(xxiii)	Amendment, effective January 25, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[27]

	(xxiv)	Amendment, effective April 29, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[27]

	(xxv)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[28]

	(xxvi)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[29]

	(xxvii)	Amendment, effective August 28, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[30]

	(xxviii)	Amendment, effective October 1, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[30]

(7)	(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective July 1, 2017.[23]

	(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[23]

	(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[25]

	(iv)	Amendment, effective June 24, 2019, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[28]

	(v)	Amendment, effective April 27, 2020, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[29]

(8)		Not Applicable.

(9) (a)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”), dated August 12, 2009.[1]

	(ii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iii)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iv)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

	(v)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

	(vi)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

	(vii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

	(viii)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(ix)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

	(x)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

	(xi)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

	(xii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

	(xiii)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

	(xiv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

	(xv)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xvi)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

	(xvii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

	(xviii)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[17]

	(xix)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[18]

	(xx)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[18]

	(xxi)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[18]

	(xxii)	Amendment, effective April 25, 2016, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[19]

	(xxiii)	Amendment, effective April 24, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[22]

	(xxiv)	Amendment, effective September 25, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[23]

	(xxv)	Amendment, effective June 29, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[25]

	(xxvi)	Amendment, effective August 13, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[25]

	(xxvii)	Amendment, effective March 1, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[27]

	(xxviii)	Amendment, effective June 24, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[28]

	(xxix)	Amendment, effective January 1, 2020, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[29]

	(xxx)	Amendment, effective April 27, 2020, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[29]

(b)	(i)	Custody Agreement between Registrant and State Street Bank and Trust Company (“State Street”), dated December 30, 2010.[5]

	(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between Registrant and State Street, dated December 30, 2010.[16]

(iii)
Revised Amendment, effective April 27, 2015, to Custody Agreement between Registrant and State Street, dated December 30, 2010, to add additional registered investment companies, JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (collectively, “RICs and Cayman Entities”) as parties.[18]

	(iv)	Amendment, effective September 28, 2015, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[18]

	(v)	Amendment, effective April 25, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[19]

	(vi)	Amendment, effective September 19, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[20]

	(vii)	Amendment, effective April 24, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[22]

	(viii)	Amendment, effective September 25, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[23]

	(ix)	Amendment, effective March 9, 2018, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010, to add PPM Funds as a party.[24]

	(x)	Amendment, effective June 29, 2018, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[25]

(xi)
Amendment, effective August 13, 2018, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[25] (This amendment adds JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., additional “Cayman Entities,” as parties.)

(xii)
Amendment, effective April 29, 2019, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[27] (This amendment removes JNL/AB Dynamic Asset Allocation Fund Ltd. as a party.)

	(xiii)	Amendment, effective June 24, 2019, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[28]

(xiv)
Amendment, effective April 27, 2020, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[29] (This amendment removes JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., JNL/Neuberger Berman Commodity Strategy Fund Ltd., and certain registered investment companies, as parties.)

(xv)
Amendment, effective November 10, 2020, to Custody Agreement between Registrant, State Street, JNL Investors Series Trust, JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., and PPM Funds, dated December 30, 2010.[30]

(10) (a)	(i)	Amended and Restated Distribution Plan, effective July 1, 2017.[23]

	(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan, effective July 1, 2017.[23]

	(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan, effective July 1, 2017.[25]

	(iv)	Amendment, effective June 24, 2019, to Amended and Restated Distribution Plan, effective July 1, 2017.[28]

	(v)	Amendment, effective April 27, 2020, to Amended and Restated Distribution Plan, effective July 1, 2017.[29]

(b)	(i)	Multiple Class Plan, effective April 29, 2013.[12]

	(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.[14]

	(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.[15]

	(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.[16]

	(v)	Amendment, effective April 27, 2015, to Multiple Class Plan, effective April 29, 2013.[17]

	(vi)	Amendment, effective September 28, 2015, to Multiple Class Plan, effective April 29, 2013.[18]

	(vii)	Amendment, effective April 25, 2016, to Multiple Class Plan, effective April 29, 2013.[19]

	(viii)	Amendment, effective September 19, 2016, to Multiple Class Plan, effective April 29, 2013.[20]

	(ix)	Amendment, effective April 24, 2017, to Multiple Class Plan, effective April 29, 2013.[22]

	(x)	Amendment, effective September 25, 2017, to Multiple Class Plan, effective April 29, 2013.[23]

	(xi)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective April 29, 2013.[25]

	(xii)	Amendment, effective June 24, 2019, to Multiple Class Plan, effective April 29, 2013.[28]

	(xiii)	Amendment, effective April 27, 2020, to Multiple Class Plan, effective April 29, 2013.[29]

(11)		Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)		Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus, to be filed by amendment.

(13) (a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[10]

	(ii)	Amendment, effective March 1, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[11]

	(iii)	Amendment, effective April 30, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[10]

	(iv)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[12]

	(v)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[14]

	(vi)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[14]

	(vii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[14]

	(viii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[14]

	(ix)	Amendment, effective April 28, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[15]

	(x)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

	(xi)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

	(xii)	Amendment, effective April 27, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[17]

	(xiii)	Amendment, effective September 28, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[18]

	(xiv)	Amendment, effective October 1, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[18]

	(xv)	Amendment, effective April 25, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[19]

	(xvi)	Amendment, effective September 19, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[20]

	(xvii)	Amendment, effective April 24, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[23]

	(xviii)	Amendment, effective September 25, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[23]

	(xix)	Amendment, effective August 13, 2018, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[25]

	(xx)	Amendment, effective January 1, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013. [27]

	(xxi)	Amendment, effective April 29, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[27]

	(xxii)	Amendment, effective June 24, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[28]

	(xxiii)	Amendment, effective February 28, 2020, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[29]

	(xxiv)	Amendment, effective April 27, 2020, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[29]

(b)	(i)	Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[23]

	(ii)	Amendment, effective April 30, 2018, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[24]

	(iii)	Amendment, effective August 13, 2018, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[25]

	(iv)	Amendment, effective June 24, 2019, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[28]

	(v)	Amendment, effective October 14, 2019, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[28]

	(vi)	Amendment, effective April 27, 2020, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[29]

(c)	(i)	Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and JNAM.[9]

	(ii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[14]

	(iii)	Amendment, dated March 16, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[17]

	(iv)	Amendment, effective April 27, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[17]

	(v)	Amendment, effective October 1, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[18]

	(vi)	Amendment, effective April 25, 2016, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[19]

	(vii)	Amendment, effective September 19, 2016, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[20]

	(viii)	Amendment, effective April 24, 2017, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[22]

	(ix)	Amendment, effective July 1, 2017, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[23]

	(x)	Amendment, effective September 25, 2017, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[23]

	(xi)	Amendment, effective April 30, 2018, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[24]

	(xii)	Amendment, effective August 13, 2018, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[25]

	(xiii)	Amendment, effective April 29, 2019, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[27]

	(xiv)	Amendment, effective June 24, 2019, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[28]

	(xv)	Amendment, effective October 14, 2019, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[28]

	(xvi)	Amendment, effective April 27, 2020, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[29]

(d)	(i)
Fund of Funds Participation Agreement by and among the Registrant, on behalf of each of the funds named on Schedule A, JNAM, DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., each on behalf of its respective series named on Schedule B and Dimensional Fund Advisors LP, dated April 24, 2017.[22]

(ii)
First Amendment, dated September 25, 2017, to Fund of Funds Participation Agreement by and among the Registrant, on behalf of each of the funds named on Schedule A, JNAM, DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., each on behalf of its respective series named on Schedule B and Dimensional Fund Advisors LP, dated April 24, 2017.[23]

(e)	(i)
12(d)(1) Investing Agreement between Registrant, on behalf of itself and its separate series listed on Schedule A of the Agreement, and the investment trusts listed on Schedule B of the Agreement (the “Vanguard Trusts”), on behalf of themselves and their respective series listed on Schedule B (each, a “Vanguard Fund”), dated August 13, 2018.[25]

(ii)
Amendment, effective October 1, 2020, to 12(d)(1) Investing Agreement between Registrant, on behalf of itself and its separate series listed on Schedule A of the Agreement, and the investment trusts listed on Schedule B of the Agreement (the “Vanguard Trusts”), on behalf of themselves and their respective series listed on Schedule B (each, a “Vanguard Fund”), dated August 13, 2018.[30]

(f)	(i)	Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[13]

	(ii)	Amendment, effective June 29, 2018, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[25]

	(iii)	Amendment, effective April 27, 2020, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[29]

(g)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[19]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[25]

(iii)
Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[29]

(h)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[19]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[25]

(iii)
Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[29]

(i)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[17]

	(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[19]

	(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[25]

	(iv)	Amendment, effective April 27, 2020, to Master Interfund Lending Agreement dated April 27, 2015.[29]

(j)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[10]

	(ii)	Amendment, effective April 30, 2012, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[10]

	(iii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[12]

	(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.[14]

	(v)	Amendment, effective April 28, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[15]

	(vi)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[16]

	(vii)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[17]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[18]

	(ix)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[19]

	(x)	Amendment, effective September 19, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[20]

	(xi)	Amendment, effective April 24, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[22]

	(xii)	Amendment, effective September 25, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[23]

	(xiii)	Amendment, effective August 13, 2018, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[25]

	(xiv)	Amendment, effective June 24, 2019, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[28]

	(xv)	Amendment, effective April 27, 2020, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[29]

(14)		Consent of Independent Registered Public Accounting Firm, attached hereto.

(15)		None.

(16)		Powers of Attorney, dated June 1, 2020, attached hereto.

(17)		Form of Proxy and Voting Instruction Cards, attached hereto.

[1]
Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its registration statement on Form N-1A (033-87244; 811-8894) (“Registration Statement”) filed with (“Registration Statement”) on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on September 23, 2009.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A filed with the SEC on January 3, 2011.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A filed with the SEC on December 22, 2011.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[16]	Incorporated by reference to Registrant's Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.
[17]	Incorporated by reference to Registrant's Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[18]	Incorporated by reference to Registrant's Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[19]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.
[20]	Incorporated by reference to Registrant's Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A filed with the SEC on September 16, 2016.
[21]	Incorporated by reference to Registrant's Post-Effective Amendment No. 146 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2016.
[22]	Incorporated by reference to Registrant's Post-Effective Amendment No. 149 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.
[23]	Incorporated by reference to Registrant's Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.
[24]	Incorporated by reference to Registrant's Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.
[25]	Incorporated by reference to Registrant's Post-Effective Amendment No. 161 to its Registration Statement on Form N-1A filed with the SEC on August 10, 2018.
[26]	Incorporated by reference to Registrant's Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A filed with the SEC on December 17, 2018.
[27]	Incorporated by reference to Registrant's Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2019.
[28]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 168 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2019.
[29]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 171 to its Registration Statement on Form N-1A filed with the SEC on April 23, 2020.
[30]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A filed with the SEC on December 11, 2020.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 17th day of December, 2020.

JNL SERIES TRUST

/s/ Emily J. Bennett
Emily J. Bennett
Assistant Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Emily J. Bennett *	December 17, 2020
Eric O. Anyah
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Michael Bouchard
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Ellen Carnahan
Trustee

/s/ Emily J. Bennett *	December 17, 2020
William Crowley, Jr.
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Michelle Engler
Trustee

/s/ Emily J. Bennett *	December 17, 2020
John W. Gillespie
Trustee

/s/ Emily J. Bennett *	December 17, 2020
William R. Rybak
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Mark S. Wehrle
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Edward C. Wood
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Patricia A. Woodworth
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Emily J. Bennett *	December 17, 2020
Andrew Tedeschi
Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Emily J. Bennett, Attorney In Fact

EXHIBIT LIST

(11)	Opinion and Consent of Counsel regarding legality of shares being registered

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Powers of Attorney, dated June 1, 2020

(17)	Form of Proxy and Voting Instruction Cards